Related-Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Vivid Cheers [Member]
Related Party Transaction [Line Items]
Accrued charitable contributions payable	$ 0	$ 600	$ 600	$ 2,400
Accrued charitable contributions payable	0		0	1,300
Viral [Member]
Related Party Transaction [Line Items]
Marketing and selling expenses	0	100	800	200
Rolling Stone [Member]
Related Party Transaction [Line Items]
Marketing and selling expenses	300	100	900	100
Khoros, LLC [Member]
Related Party Transaction [Line Items]
Marketing and selling expenses	$ 100	$ 0
General and administrative expenses			$ 100	$ 0